Deferred Income - Schedule of Deferred Income (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Deferred Income [Abstract]
Government grants	¥ 6,500	$ 929	¥ 27,500